Equity Investment in Select Income REIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity in earnings (losses) of investees	$ (13)	$ 137	$ 20
Unrealized gain (loss) from investees	9,428	11,359	(5,513)
Loss on impairment of real estate	9,490	0	0
Distributions of earnings from Select Income REIT	$ 21,584	$ 35,381	18,620
Common shares held	99,145,921	71,177,906
Distribution of RMR common stock received from Select Income REIT	$ 0	$ 0	5,244
Gain (loss) on issuance of shares by Select Income REIT	$ 72	86	(42,145)
SIR
Schedule of Equity Method Investments [Line Items]
Equity investments, common shares owned	24,918,421
Percentage of outstanding shares owned	27.80%
Equity in earnings (losses) of investees	$ 21,584	35,381	21,882
Unrealized gain (loss) from investees	8,967	11,207	(5,493)
Amortization of the difference between carrying value and share of underlying equity	166,272		4,742
Loss on impairment of real estate			203,297
The amount of investment in exceed the underlying equity of the investee	(87,137)
Accretion of equity in earnings	2,944	2,956
Investment at carrying value	467,499
Equity Investments, market value	626,200
Distributions of earnings from Select Income REIT	50,832	50,335	$ 47,030
SIR | Class A common shares
Schedule of Equity Method Investments [Line Items]
Common shares held			441,056
Distribution of RMR common stock received from Select Income REIT			$ 5,244
SIR | SIR
Schedule of Equity Method Investments [Line Items]
Equity in earnings (losses) of investees	608	137	20
Loss on impairment of real estate	$ 229	$ 0	$ 0
Issuance of shares, net (in shares)	59,502	65,900	29,414,279
Gain (loss) on issuance of shares by Select Income REIT	$ 72	$ 86	$ (42,145)